CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities:
Net loss	$ (69,628)	$ (75,521)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	11,311	11,906
Depreciation and amortization expense	282	96
Impairment of right-of-use asset	256
Accretion of discounts and amortization of premiums on investments, net	(2,248)	(3,057)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	299	483
Other long-term assets	563	(110)
Accounts payable	(2,172)	(164)
Accrued and other liabilities	(9,913)	9,999
Operating lease assets and liabilities, net	(109)	(26)
Other liabilities	163	(384)
Net cash used in operating activities	(71,196)	(56,778)
Cash flow from investing activities:
Purchases of short-term investments	(19,683)	(123,982)
Maturities of short-term investments	75,712	136,000
Purchases of property and equipment		(142)
Net cash provided by investing activities	56,029	11,876
Cash flow from financing activities:
Proceeds from sale of common stock in connection with ATM, net	23,942	44,888
Payments for offering costs	(307)	(234)
Proceeds from issuance of common stock under ESPP	308	356
Proceeds from issuance of common stock upon exercise of stock options	1,484	986
Net cash provided by financing activities	25,427	45,996
Net increase in cash and cash equivalents	10,260	1,094
Cash and cash equivalents at the beginning of the year	23,491	22,397
Cash and cash equivalents at the end of the period	33,751	$ 23,491
Supplemental disclosure of noncash investing and financing activities:
Right-of-use asset obtained in exchange for operating lease liability	$ 206